Share-Based Payment Plans - Additional information (Details)																	12 Months Ended
	Jun. 28, 2019 AUD ($) shares	Jun. 01, 2019	Apr. 01, 2019 AUD ($) shares	Jan. 02, 2019 AUD ($) shares	Nov. 30, 2018 AUD ($) shares	Nov. 01, 2018 AUD ($) shares	Jun. 25, 2018 AUD ($) shares	Jun. 14, 2018 AUD ($) shares	Jun. 12, 2018 AUD ($) shares	Apr. 18, 2018 AUD ($) shares	Apr. 16, 2018 AUD ($) shares	Nov. 30, 2017 shares	Sep. 06, 2017 AUD ($) shares	Jun. 27, 2017 AUD ($) shares	May 26, 2017 AUD ($) shares	May 18, 2017 AUD ($) shares	Jun. 30, 2019 AUD ($) shares yr	Jun. 30, 2018 AUD ($) shares yr	Jun. 30, 2017 AUD ($) shares yr	Jun. 30, 2016 AUD ($) shares
Share Based Payments [Line Items]
Number of share options granted																	89,251,668	9,110,000	20,859,997
Unvested share options																	111,523,332	29,131,664	24,797,286	11,147,289
Number of share options forfeited																		838,333	2,500,000
Number of share options exercised																	6,860,000
Weighted average remaining contractual life | yr																	10	9.52	9.39
Share options outstanding, exercise price | $																	$ 0.121	$ 0.08	$ 0.09	$ 0.14
Weighted average fair value of options granted during the year | $																	2,594,883	247,089	578,879
Fair value of options granted during the year | $																	$ 2,594,883	$ 247,089	578,879
Share Options [Member]
Share Based Payments [Line Items]
Share options, grant date					November 30, 2018
Unvested share options																	4,166,667
Number of share options forfeited																	0	1
Number of share options issued based On Tenure					3,333,333
Share options vesting period					2 years
Share options vesting commencement date		Jun. 01, 2019
Number of share options issued Based On Share Price					5,000,001
Number of share options issued based on milestone performance					2,500,000
Number of share options vested based on milestone achievement					4,166,666
Number of share based plan cancellations																	0
Long Term Incentive rights [member]
Share Based Payments [Line Items]
Share options, grant date												11/30/2017
Number of share options issued based On Tenure												16,666,666
Share options vesting period												3 years
Share options vesting commencement date												Jul. 01, 2017
Number of share options issued Based On Share Price												16,666,666
Number of share options issued based on milestone performance												16,666,668
Number of share options issued												50,000,000
Bottom of range [member]
Share Based Payments [Line Items]
Share options outstanding, exercise price | $																	$ 0.056	$ 0.061	0.079
Top of range [member]
Share Based Payments [Line Items]
Share options outstanding, exercise price | $																	$ 0.420	$ 0.126	$ 0.14
0.08 Exercise Price [member]
Share Based Payments [Line Items]
Share options, grant date														June 27, 2017
Number of share options granted														1,038,333
Share options granted exercise price | $														$ 0.08
Share options granted, expiration date														Jun. 27, 2027
Unvested share options																	361,500
0.063 Exercise Price [member]
Share Based Payments [Line Items]
Share options, grant date													September 6, 2017
Number of share options granted													4,000,000
Share options granted exercise price | $													$ 0.063
Share options granted, expiration date													Sep. 06, 2027
Unvested share options																	1,700,000
0.057 Exercise Price [member]
Share Based Payments [Line Items]
Share options, grant date								June 14, 2018		April 18, 2018	April 16, 2018
Number of share options granted								700,000		3,000,000	9,000,000
Share options granted exercise price | $								$ 0.057		$ 0.057	$ 0.057
Share options granted, expiration date								Jun. 14, 2028		Apr. 18, 2028	Apr. 16, 2028
0.056 Exercise Price [member]
Share Based Payments [Line Items]
Share options, grant date									June 12, 2018
Number of share options granted									2,000,000
Share options granted exercise price | $									$ 0.056
Share options granted, expiration date									Jun. 12, 2028
0.059 Exercise Price [member]
Share Based Payments [Line Items]
Share options, grant date							June 25, 2018
Number of share options granted							3,000,000
Share options granted exercise price | $							$ 0.059
Share options granted, expiration date							Jun. 25, 2028
0.085 Exercise Price [member]
Share Based Payments [Line Items]
Share options, grant date																May 18, 2017
Number of share options granted																17,910,415
Share options granted exercise price | $																$ 0.085
Share options granted, expiration date																May 18, 2027
Unvested share options																	5,304,166
0.082 Exercise Price [member]
Share Based Payments [Line Items]
Share options, grant date															May 26, 2017
Number of share options granted															1,072,916
Share options granted exercise price | $															$ 0.082
Share options granted, expiration date				Jan. 02, 2023											May 26, 2027
Unvested share options																	469,166
0.089 Exercise Price [member]
Share Based Payments [Line Items]
Share options, grant date						November 1, 2018
Number of share options granted						17,200,000
Share options granted exercise price | $						$ 0.089
Share options granted, expiration date						Nov. 01, 2028
Unvested share options																	14,430,000
Number of share options forfeited																	2,770,000
0.082 Exercise Price And Expires On 30 November 2028 Issue 1 [member]
Share Based Payments [Line Items]
Share options, grant date					November 30, 2018
Number of share options granted					24,851,250
Share options granted exercise price | $					$ 0.082
Share options granted, expiration date					Nov. 30, 2028
Unvested share options																	18,881,250
Number of share options forfeited																	5,970,000
0.082 Exercise Price And Expires On 2 January 2023 [member]
Share Based Payments [Line Items]
Share options, grant date				January 2, 2019
Number of share options granted				1,180,000
Share options granted exercise price | $				$ 0.082
Share options granted, expiration date				Jan. 02, 2023
Unvested share options																	1,180,000
0.082 Exercise Price And Expires On 2 January 2023 Issue 2 [member]
Share Based Payments [Line Items]
Share options, grant date				January 2, 2019
Number of share options granted				4,910,000
Share options granted exercise price | $				$ 0.082
Unvested share options																	4,910,000
0.082 Exercise Price And Expires On 2 January 2029 [member]
Share Based Payments [Line Items]
Share options, grant date				January 2, 2019
Number of share options granted				380,000
Share options granted exercise price | $				$ 0.082
Share options granted, expiration date				Jan. 02, 2029
Unvested share options																	380,000
0.030 Excercise Price [member]
Share Based Payments [Line Items]
Share options, grant date			April 1, 2019
Number of share options granted			6,866,250
Share options granted exercise price | $			$ 0.300
Share options granted, expiration date			Apr. 01, 2029
Unvested share options																	6,866,250
0.082 Exercise Price And Expires On 30 November 2028 Issue 2 [member]
Share Based Payments [Line Items]
Share options, grant date					November 30, 2018
Number of share options granted					360,000
Share options granted exercise price | $					$ 0.082
Share options granted, expiration date					Nov. 30, 2028
Unvested share options																	360,000
0.042 Excercise Price [member]
Share Based Payments [Line Items]
Share options, grant date	June 28, 2019
Number of share options granted	9,644,168
Share options granted exercise price | $	$ 0.42
Share options granted, expiration date	Jun. 28, 2029
Unvested share options																	9,644,168
0.082 Exercise Price And Expires On 30 November 2028 Issue 3 [member]
Share Based Payments [Line Items]
Number of share options granted					15,000,000
Share options granted exercise price | $					$ 0.082
Share options granted, expiration date					Nov. 30, 2028
Directors [member]
Share Based Payments [Line Items]
Option granted contractual life | yr																	10
Number of cash settlement alternatives																	0
Employee [member]
Share Based Payments [Line Items]
Option granted contractual life | yr																	10
Number of cash settlement alternatives																	0
Tranches 1-6 [member] | 0.057 Exercise Price [member]
Share Based Payments [Line Items]
Unvested share options																	4,440,000
Tranches 1-9 [member] | 0.057 Exercise Price [member]
Share Based Payments [Line Items]
Unvested share options																	2,250,000
Tranches 1-9 [member] | 0.056 Exercise Price [member]
Share Based Payments [Line Items]
Unvested share options																	975,000
Tranches 1-9 [member] | 0.059 Exercise Price [member]
Share Based Payments [Line Items]
Unvested share options																	1,480,000
Tranches 1-9 Issue 1 [member] | 0.057 Exercise Price [member]
Share Based Payments [Line Items]
Unvested share options																	350,000